Fair Value Measurement - Schedule of Fair Value Calculation Input Hierarchy Level of Each Asset (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	$ 230,031,253	$ 159,032,316
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	162,855,854	132,266,455
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	6,293,444	7,015,895
Investment Fair Value	60,881,955	19,749,966
Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	60,881,955	19,749,966
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	230,031,253	159,032,316
Fair Value, Inputs, Level 1 [Member] | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	162,855,854	132,266,455
Fair Value, Inputs, Level 1 [Member] | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	6,293,444	7,015,895
Fair Value, Inputs, Level 1 [Member] | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Fair Value	$ 60,881,955	$ 19,749,966